OTHER RECEIVABLE (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
ACCOUNT RECEIVABLES
Rental deposit	$ 230,620	$ 0
Property management fee deposit	34,290
Prepaid trademark and system set up fee	3,318
Others	2,453	0
Other receivable	$ 270,681	$ 0